Fair Value Measurements (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012
Assets
Cash		$ 12,303,000	$ 18,653,000
Liabilities
Warrant liability	4,550,000	1,945,000	830,000
Number of work statements executed with the Nordic Work Statements	3	3
Level 3
Liabilities
Warrant liability	4,600,000	1,900,000
Stock liability		5,300,000
Recurring basis | Level 1
Assets
Cash	1,887,000	2,710,000	1,134,000
Money market funds	27,671,000	9,593,000	16,020,000
Assets fair value	29,558,000	12,303,000	17,154,000
Recurring basis | Level 3
Assets
Stock asset	1,220,000		407,000
Assets fair value	1,220,000		407,000
Liabilities
Warrant liability	4,550,000	1,945,000	830,000
Stock liability		5,328,000	245,000
Total liabilities carried at fair value	4,550,000	7,273,000	25,462,000
Recurring basis | Estimated Fair Value
Assets
Cash	1,887,000	2,710,000	1,134,000
Money market funds	27,671,000	9,593,000	16,020,000
Stock asset	1,220,000		407,000
Assets fair value	30,778,000	12,303,000	23,060,000
Liabilities
Warrant liability	4,550,000	1,945,000	830,000
Stock liability		5,328,000	245,000
Total liabilities carried at fair value	$ 4,550,000	$ 7,273,000	$ 25,462,000